Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend income
Dividend income	$ 150	$ 94	$ 104
Financial assets held for trading
Dividend income
Dividend income	5	16	37
Financial assets available for sale
Dividend income
Dividend income	145	78	67
NAFTRAC (Exchange-traded fund or ETF) | Financial assets held for trading
Dividend income
Dividend income	2	6	14
America Movil, S.A.B, de C.V. | Financial assets held for trading
Dividend income
Dividend income	1	1	2
Grupo Mexico, S.A.B. de C.V. | Financial assets held for trading
Dividend income
Dividend income			2
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets held for trading
Dividend income
Dividend income	1	3	6
Fomento Economico Mexicano, S.A.B. de C.V. | Financial assets held for trading
Dividend income
Dividend income		1	1
Controladora Prosa, S.A. de C.V. | Financial assets available for sale
Dividend income
Dividend income	62
Trans Union de Mexico, S.A. | Financial assets available for sale
Dividend income
Dividend income	83	57	51
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets available for sale
Dividend income
Dividend income		20
Others | Financial assets held for trading
Dividend income
Dividend income	$ 1	5	12
Others | Financial assets available for sale
Dividend income
Dividend income		$ 1	$ 16